Other financial liabilities - Schedule of other financial liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial liabilities [abstract]
Trade payables	€ 1,452	€ 1,452	€ 1,783
Clearing houses	794	776	1,269
Public Institutions	6,271	6,156	4,986
Factoring accounts payable	274	226	272
Unsettled financial transactions	3,860	7,421	6,412
Lease liabilities	1,822	2,202	2,400
Other financial liabilities	21,645	21,683	23,065
Other financial liabilities, total	€ 36,118	€ 39,916	€ 40,187